Tax - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Profit before tax	£ 5,472	£ 4,688	£ 7,056
UK corporation tax thereon	(1,368)	(1,172)	(1,658)
Impact of surcharge on banking profits	(158)	(145)	(290)
Non-deductible costs: conduct charges	(70)	(27)	(30)
Non-deductible costs: bank levy	(28)	(32)	(31)
Other non-deductible costs	(47)	(47)	(10)
Non-taxable income	5	36	14
Tax relief on coupons on other equity instruments	101	91	78
(Non-deductible) non-taxable foreign exchange (losses) gains	(72)	31	(21)
Tax-exempt gains on disposals	1	5	49
Remeasurement of deferred tax due to rate changes	0	0	(8)
Differences in overseas tax rates	(1)	(3)	(3)
Adjustments in respect of prior years	21	61	61
Tax expense	£ (1,616)	£ (1,202)	£ (1,849)